Financial Instruments and Risk Management (Tables)	6 Months Ended
Apr. 30, 2026
Financial Instruments and Risk Management [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value	Assets and liabilities measured at fair value on a recurring basis were presented in the Company’s statement of financial position as of April 30, 2026, as follows:
	Fair Value Measurements Using
	Quoted prices in active markets for identical instruments (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Balance April 30, 2026
Short-term investment- Polyrizon shares	$2,306	$–	$–	$2,306
Short-term investment- Taurus shares	289,146	–	–	289,146
Short-term investment- Taurus Warrants	–	–	67,464	67,464
Short-term investment- QXL Shares	1,155,144	–	–	1,155,144
Short-term investment- QXL Warrants	–	–	663,400	663,400
Derivative warrant liabilities	–	–	(2,135,753)	(2,135,753)

Assets and liabilities measured at fair value on a recurring basis were presented in the Company’s statement of financial position as of October 31, 2025, as follows:

	Fair Value Measurements Using
	Quoted prices in active markets for identical instruments (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Balance October 31, 2025
Short-term investment- Polyrizon shares	$886	$–	$–	$886
Short-term investment- Taurus shares	1,030,402	–	–	1,030,402
Short-term investment- Taurus Warrants	–	–	631,119	631,119
Convertible loans	–	(1,760,066)	–	(1,760,066)
Derivative warrant liabilities	–	–	(2,369,195)	(2,369,195)

Schedule of Foreign Currency Against the Functional Currencies	A 10% weakening of the foreign currency against the functional currencies would have had the equal but opposite effect as of April 30, 2026.
Cash and cash equivalents	$229,398
Other receivables	142,560
Accounts payable and accrued liabilities	(132,648)
Due to related parties	(69,801)
Total foreign currency financial assets and liabilities	$169,509

Impact of a 10% strengthening or weakening of foreign exchange rate	$16,951

Schedule of Contractual Maturities of Financial Liabilities

The following amounts are the contractual maturities of financial liabilities as of April 30, 2026 and October 31, 2025:

April 30, 2026	Total	Within 1 year	Within 2-5 years

Accounts payable and accrued liabilities	$713,629	$713,629	$–
Due to related parties	97,801	97,801	–
Lease liability	85,588	41,241	44,347
	$897,018	$852,671	$44,347

October 31, 2025	Total	Within 1 year	Within 2-5 years

Accounts payable and accrued liabilities	$682,163	$682,163	$–
Due to related parties	60,232	60,232	–
Lease liability	18,800	18,800	–
Convertible loans	1,760,066	1,760,066
	$2,521,261	$2,521,261	$–